SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life of fixed assets

Classification	Estimated Useful Life
Buildings and leasehold improvement	50 years
Building fixtures, facilities, furniture, and landscaping	4 to 10 years
Office equipment and fixtures	3 to 5 years
Vehicles	4 or 5 years

Schedule of basic and diluted loss per share

	June 30,
	2026	2025
Numerator for earnings per share:
Net (loss) income attributable to the Company’s ordinary shareholders	$(1,153,175)	$154,412
Denominator for basic and diluted EPS:
Basic and weighted average ordinary shares	1,037,746	30,209
Per share amount
Per share - basic and diluted	$(1.11)	$5.11

Schedule of foreign currency translation

	June 30,	June 30,	December 31,
1 US$ = RMB	2026	2025	2025
At end of the period – RMB	N/A	7.1636	6.9931
Average rate for the period ended – RMB	N/A	7.2520	7.1875

1 US$ = GBP
At end of the period – GBP	0.7542	0.7288	0.7437
Average rate for the period ended – GBP	0.7433	0.7703	0.7580

1 US$ = JPY
At end of the period – JPY	162.6100	N/A	N/A
Average rate for the period ended – JPY	161.2038	N/A	N/A